Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023
Assets
Property, plant and equipment	€ 4,811
Customer databases	5,733
Right-of-use assets	4,195
Deferred tax assets	263
Trade and other receivables	16,274
Cash and cash equivalents	8,278	€ 8,278
Identifiable assets acquired	93,762
Liabilities
Lease liabilities	(4,367)
Interest-bearing loans and borrowings	(120,992)
Trade and other payables	(26,846)
Customer liabilities	(2,577)
Deferred tax liabilities	(144)
Income tax payables	(3,482)
Liabilities assumed	(158,408)
Net identifiable assets (liabilities) acquired	(64,646)
Goodwill	88,175
Bargain purchase arising on acquisition	(209)
Purchase consideration	23,320
Licenses
Assets
Technology-based intangible assets recognised as of acquisition date	32,574
Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date	21,546
Income tax receivables	€ 88
Digital Gaming Corporation Limited
Assets
Property, plant and equipment					€ 4,113
Customer databases					5,733
Right-of-use assets					2,117
Deferred tax assets					263
Trade and other receivables					11,572
Cash and cash equivalents		7,701			7,701
Identifiable assets acquired					85,619
Liabilities
Lease liabilities					(2,227)
Interest-bearing loans and borrowings					(120,989)
Trade and other payables					(23,503)
Customer liabilities					(2,577)
Deferred tax liabilities					(17)
Income tax payables					(3,475)
Liabilities assumed					(152,788)
Net identifiable assets (liabilities) acquired					(67,169)
Goodwill					78,872
Bargain purchase arising on acquisition					0
Purchase consideration					11,703
Digital Gaming Corporation Limited | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date					32,574
Digital Gaming Corporation Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date					21,546
Income tax receivables					€ 0
SportCC ApS
Assets
Property, plant and equipment				€ 0
Customer databases				0
Right-of-use assets				0
Deferred tax assets				0
Trade and other receivables				402
Cash and cash equivalents		211		211
Identifiable assets acquired				613
Liabilities
Lease liabilities				0
Interest-bearing loans and borrowings				(3)
Trade and other payables				(374)
Customer liabilities				0
Deferred tax liabilities				0
Income tax payables				(7)
Liabilities assumed				(384)
Net identifiable assets (liabilities) acquired				229
Goodwill				9,303
Bargain purchase arising on acquisition				0
Purchase consideration				9,532
SportCC ApS | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date				0
SportCC ApS | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date				0
Income tax receivables				€ 0
15 Marketing Limited
Assets
Property, plant and equipment			€ 698
Customer databases			0
Right-of-use assets			2,078
Deferred tax assets			0
Trade and other receivables			4,300
Cash and cash equivalents		€ 366	366
Identifiable assets acquired			7,530
Liabilities
Lease liabilities			(2,140)
Interest-bearing loans and borrowings			0
Trade and other payables			(2,969)
Customer liabilities			0
Deferred tax liabilities			(127)
Income tax payables			0
Liabilities assumed			(5,236)
Net identifiable assets (liabilities) acquired			2,294
Goodwill			0
Bargain purchase arising on acquisition			(209)
Purchase consideration			2,085
15 Marketing Limited | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date			0
15 Marketing Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date			0
Income tax receivables			€ 88